Derivative Financial Instruments - Schedule of Fair Value of Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,397,699	R$ 1,287,781
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,647,880	1,169,136
Short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	62,009	517,423
Long term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,397,699	1,287,781
Interest rate swap contract [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(7,129)	(9,422)
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	24,057	21,813
Financial liabilities at fair value		(1,732)
Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	203,636	93,606
Financial liabilities at fair value	(266,439)	(260,593)
Forward foreign currency contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	203,148	233,638
Financial liabilities at fair value		(74)
Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(35,487)	(45,949)
Foreign currency options [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	338,592	246,323
Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(123,224)
Fuel Term Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	56,491
Financial liabilities at fair value	(1,135)
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,647,880	1,169,136
Level 2 of fair value hierarchy [member] | Short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	62,009	517,423
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(7,129)	(9,422)
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	24,057	21,813
Financial liabilities at fair value		(1,732)
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	203,636	93,606
Financial liabilities at fair value	(266,439)	(260,593)
Level 2 of fair value hierarchy [member] | Forward foreign currency contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	203,148	233,638
Financial liabilities at fair value		(74)
Level 2 of fair value hierarchy [member] | Foreign currency options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	338,592	246,323
Financial liabilities at fair value	(35,487)	(45,949)
Level 2 of fair value hierarchy [member] | Heating oil forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(123,224)
Level 2 of fair value hierarchy [member] | Fuel Term Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	56,491
Financial liabilities at fair value	(1,135)
Level 3 of fair value hierarchy [member] | Long term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,397,699	R$ 1,287,781